SHARE-BASED COMPENSATION (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - Incentive Units - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of units that can be issued	1,000,000	1,000,000
Vesting period	4 years	4 years
Percentage of Vesting Incentive Units, vest upon the achievement of certain milestones		100.00%
Compensation cost until sale	$ 0	$ 0